Employee Benefit Plans (Details) - 12 months ended Dec. 31, 2025	USD ($)	KZT (₸)	THB (฿)
Employee Benefit Plans [Line Items]
Scheme calculated rate	8.00%	8.00%
Occupational Risk Scheme [Member]
Employee Benefit Plans [Line Items]
Contribution equivalent	0.80%	0.80%
Health Care Scheme [Member]
Employee Benefit Plans [Line Items]
Contribution equivalent	2.60%	2.60%
HK SAR [Member]
Employee Benefit Plans [Line Items]
Scheme calculated rate	5.00%	5.00%
Thailand [Member]
Employee Benefit Plans [Line Items]
Percentage of employee's salary			5.00%
Kyrgyzstan [Member]
Employee Benefit Plans [Line Items]
Scheme calculated rate	15.00%	15.00%
Maximum [Member]
Employee Benefit Plans [Line Items]
Special concession amount (in Baht) | ฿			฿ 750
Maximum [Member] | Occupational Risk Scheme [Member]
Employee Benefit Plans [Line Items]
Average wages per month (in Dollars)	$ 2.4
Maximum [Member] | Health Care Scheme [Member]
Employee Benefit Plans [Line Items]
Average wages per month (in Dollars)	$ 7.8
Maximum [Member] | Pension Scheme [Member]
Employee Benefit Plans [Line Items]
Contribution equivalent	4.00%	4.00%
Maximum [Member] | Pension Scheme [Member] | Cambodia [Member]
Employee Benefit Plans [Line Items]
Contributable wage	$ 300	₸ 1,200,000
Minimum [Member]
Employee Benefit Plans [Line Items]
Special concession amount (in Baht) | ฿			฿ 450
Minimum [Member] | Occupational Risk Scheme [Member]
Employee Benefit Plans [Line Items]
Average wages per month (in Dollars)	0.4
Minimum [Member] | Health Care Scheme [Member]
Employee Benefit Plans [Line Items]
Average wages per month (in Dollars)	$ 1.3
Minimum [Member] | Pension Scheme [Member]
Employee Benefit Plans [Line Items]
Contribution equivalent	2.00%	2.00%
Minimum [Member] | Pension Scheme [Member] | Cambodia [Member]
Employee Benefit Plans [Line Items]
Contributable wage	$ 100	₸ 400,000